SPXX
Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0%
	Aerospace & Defense – 3.0%
8,669	Boeing Co	$3,298,294
4,403	Lockheed Martin Corp	1,717,434
6,224	Raytheon Co	1,221,087
11,894	United Technologies Corp, (2)	1,623,769
	Total Aerospace & Defense	7,860,584
	Air Freight & Logistics – 0.7%
14,683	United Parcel Service Inc, Class B	1,759,317
	Airlines – 0.3%
8,723	Alaska Air Group Inc	566,210
7,200	JetBlue Airways Corp, (3)	120,600
	Total Airlines	686,810
	Auto Components – 0.1%
7,740	Cooper Tire & Rubber Co	202,169
	Automobiles – 0.3%
77,887	Ford Motor Co, (2)	713,445
	Banks – 6.5%
118,006	Bank of America Corp, (2)	3,442,235
30,138	Citigroup Inc	2,081,933
12,300	Comerica Inc	811,677
12,508	Fifth Third Bancorp	342,469
48,000	Huntington Bancshares Inc/OH, (2)	684,960
44,000	JPMorgan Chase & Co	5,178,360
32,900	Regions Financial Corp	520,478
31,479	US Bancorp	1,742,048
42,000	Wells Fargo & Co	2,118,480
	Total Banks	16,922,640
	Beverages – 2.6%
6,895	Brown-Forman Corp, Class B	432,868
56,850	Coca-Cola Co, (2)	3,094,914
24,000	PepsiCo Inc	3,290,400
	Total Beverages	6,818,182
0

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Biotechnology – 1.9%
19,569	AbbVie Inc, (2)	$1,481,765
11,352	Amgen Inc	2,196,725
13,500	Celgene Corp, (3)	1,340,550
	Total Biotechnology	5,019,040
	Capital Markets – 3.1%
23,000	Charles Schwab Corp	962,090
7,720	CME Group Inc	1,631,545
15,669	Federated Investors Inc., Class B	507,832
7,400	Goldman Sachs Group Inc	1,533,502
13,300	Intercontinental Exchange Inc	1,227,191
29,388	Morgan Stanley	1,253,986
7,826	T Rowe Price Group Inc	894,120
	Total Capital Markets	8,010,266
	Chemicals – 1.9%
11,986	Corteva Inc	335,608
11,900	Dow Inc	567,035
11,900	DuPont de Nemours Inc	848,589
8,600	Eastman Chemical Co	634,938
7,000	Ecolab Inc	1,386,280
8,050	Olin Corp	150,696
2,124	Sherwin-Williams Co	1,167,924
	Total Chemicals	5,091,070
	Communications Equipment – 2.0%
72,000	Cisco Systems Inc, (2)	3,557,520
1,956	F5 Networks Inc, (3)	274,662
8,064	Motorola Solutions Inc	1,374,186
	Total Communications Equipment	5,206,368
	Consumer Finance – 0.7%
15,043	American Express Co	1,779,286
	Containers & Packaging – 0.5%
8,934	Avery Dennison Corp	1,014,634
9,785	International Paper Co	409,209
	Total Containers & Packaging	1,423,843
	Diversified Financial Services – 1.4%
17,613	Berkshire Hathaway Inc, Class B, (3)	3,663,856
	Diversified Telecommunication Services – 2.1%
73,700	AT&T Inc, (2)	2,788,808
43,000	Verizon Communications Inc, (2)	2,595,480
	Total Diversified Telecommunication Services	5,384,288

Shares	Description (1)	Value
	Electric Utilities – 0.8%
14,600	Duke Energy Corp	$1,399,556
2,838	IDACORP Inc	319,757
6,200	PNM Resources Inc	322,896
	Total Electric Utilities	2,042,209
	Electrical Equipment – 0.9%
6,459	Eaton Corp PLC	537,066
9,800	Emerson Electric Co	655,228
9,345	nVent Electric PLC	205,964
6,655	Rockwell Automation Inc	1,096,744
	Total Electrical Equipment	2,495,002
	Electronic Equipment, Instruments & Components – 0.4%
34,704	Corning Inc, (2)	989,758
	Energy Equipment & Services – 0.2%
17,600	Schlumberger Ltd	601,392
4,086	Valaris plc, (3)	19,654
	Total Energy Equipment & Services	621,046
	Entertainment – 1.8%
6,600	Electronic Arts Inc, (3)	645,612
6,100	Netflix Inc, (3)	1,632,482
19,500	Walt Disney Co	2,541,240
	Total Entertainment	4,819,334
	Equity Real Estate Investment Trust – 1.0%
4,400	Corporate Office Properties Trust	131,032
1,900	CyrusOne Inc	150,290
4,404	Douglas Emmett Inc	188,623
2,800	EPR Properties	215,208
4,900	Healthcare Realty Trust Inc	164,150
3,500	JBG SMITH Properties	137,235
1,664	Life Storage Inc.	175,402
3,718	National Retail Properties Inc	209,695
3,500	Prologis Inc	298,270
13,308	Sabra Health Care REIT Inc	305,552
9,500	Tanger Factory Outlet Centers Inc	147,060
3,300	Taubman Centers Inc	134,739
6,066	Urban Edge Properties	120,046
18,693	Washington Prime Group Inc	77,389
8,600	Weingarten Realty Investors	250,518
	Total Equity Real Estate Investment Trust	2,705,209

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 0.7%
15,000	Walmart Inc	$1,780,200
	Food Products – 0.4%
13,698	Archer-Daniels-Midland Co	562,577
17,250	Conagra Brands Inc	529,230
	Total Food Products	1,091,807
	Health Care Equipment & Supplies – 3.0%
26,499	Abbott Laboratories	2,217,171
40,365	Boston Scientific Corp, (2), (3)	1,642,452
2,485	Intuitive Surgical Inc, (3)	1,341,726
24,400	Medtronic PLC	2,650,328
	Total Health Care Equipment & Supplies	7,851,677
	Health Care Providers & Services – 2.9%
1,566	Acadia Healthcare Co Inc, (3)	48,671
4,547	Anthem Inc	1,091,735
15,417	CVS Health Corp	972,350
2,800	Humana Inc	715,876
6,823	Laboratory Corp of America Holdings, (3)	1,146,264
4,712	McKesson Corp	643,942
3,328	Tenet Healthcare Corp, (3)	73,616
13,501	UnitedHealth Group Inc	2,934,037
	Total Health Care Providers & Services	7,626,491
	Hotels, Restaurants & Leisure – 2.2%
3,914	Darden Restaurants Inc	462,713
14,000	McDonald's Corp	3,005,940
26,987	Starbucks Corp	2,386,191
	Total Hotels, Restaurants & Leisure	5,854,844
	Household Durables – 0.4%
7,200	KB Home	244,800
1,173	Tempur Sealy International Inc, (3)	90,556
4,000	Whirlpool Corp	633,440
	Total Household Durables	968,796
	Household Products – 2.3%
16,864	Colgate-Palmolive Co	1,239,673
9,500	Kimberly-Clark Corp	1,349,475
27,300	Procter & Gamble Co	3,395,574
	Total Household Products	5,984,722
	Industrial Conglomerates – 1.8%
10,100	3M Co	1,660,440
90,295	General Electric Co, (2)	807,237

Shares	Description (1)	Value
	Industrial Conglomerates (continued)
13,600	Honeywell International Inc	$2,301,120
	Total Industrial Conglomerates	4,768,797
	Insurance – 2.6%
15,000	Arthur J Gallagher & Co	1,343,550
8,370	Fidelity National Financial Inc	371,712
17,003	Marsh & McLennan Cos Inc	1,701,150
14,677	MetLife Inc	692,167
9,900	Prudential Financial Inc	890,505
1,660	Reinsurance Group of America Inc	265,401
10,000	Travelers Cos Inc	1,486,900
	Total Insurance	6,751,385
	Interactive Media & Services – 5.2%
2,863	Alphabet Inc, Class A, (3)	3,496,124
3,609	Alphabet Inc, Class C, (3)	4,399,371
29,300	Facebook Inc., Class A, (3)	5,217,744
9,785	Twitter Inc, (3)	403,142
	Total Interactive Media & Services	13,516,381
	Internet & Direct Marketing Retail – 4.0%
4,700	Amazon.com Inc, (3)	8,158,777
774	Booking Holdings Inc, (3)	1,519,060
22,400	eBay Inc	873,152
	Total Internet & Direct Marketing Retail	10,550,989
	IT Services – 6.0%
6,000	Akamai Technologies Inc, (3)	548,280
2,566	Black Knight Inc, (3)	156,680
12,685	Fidelity National Information Services Inc	1,684,061
8,400	International Business Machines Corp, (2)	1,221,528
1,900	Jack Henry & Associates Inc	277,343
16,000	Mastercard Inc, Class A	4,345,120
16,200	PayPal Holdings Inc, (3)	1,678,158
4,893	VeriSign Inc, (3)	922,966
28,000	Visa Inc, Class A, (2)	4,816,280
	Total IT Services	15,650,416
	Life Sciences Tools & Services – 1.0%
1,900	Bio-Techne Corp	371,773
8,000	Thermo Fisher Scientific Inc	2,330,160
	Total Life Sciences Tools & Services	2,701,933
	Machinery – 2.3%
12,124	Caterpillar Inc	1,531,382
3,900	Cummins Inc	634,413

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
6,992	Deere & Co	$1,179,411
9,600	Illinois Tool Works Inc, (2)	1,502,304
9,300	Pentair PLC	351,540
3,200	Snap-on Inc	500,928
2,900	Stanley Black & Decker Inc	418,789
480	Wabtec Corp	34,493
	Total Machinery	6,153,260
	Media – 1.5%
12,274	CBS Corp., Class B	495,501
74,259	Comcast Corp, Class A, (2)	3,347,596
7,900	TEGNA Inc	122,687
	Total Media	3,965,784
	Metals & Mining – 0.2%
36,100	Freeport-McMoRan Inc	345,477
3,265	Southern Copper Corp	111,434
	Total Metals & Mining	456,911
	Multiline Retail – 0.6%
13,900	Target Corp	1,486,049
	Multi-Utilities – 0.5%
13,300	Consolidated Edison Inc	1,256,451
	Oil, Gas & Consumable Fuels – 4.8%
23,973	Chevron Corp, (2)	2,843,198
21,285	ConocoPhillips	1,212,819
10,700	EOG Resources Inc	794,154
44,032	Exxon Mobil Corp, (2)	3,109,099
7,800	Hess Corp	471,744
30,332	Marathon Oil Corp	372,174
11,252	Marathon Petroleum Corp	683,559
18,616	Occidental Petroleum Corp	827,854
6,948	ONEOK Inc	511,998
9,100	Phillips 66	931,840
9,352	Valero Energy Corp	797,164
6,656	WPX Energy Inc, (3)	70,487
	Total Oil, Gas & Consumable Fuels	12,626,090
	Pharmaceuticals – 4.6%
3,264	Allergan PLC, (2)	549,298
8,716	Bristol-Myers Squibb Co	441,988
14,579	Eli Lilly & Co	1,630,370
1,956	Jazz Pharmaceuticals PLC, (3)	250,642

Shares	Description (1)	Value
	Pharmaceuticals (continued)
29,300	Johnson & Johnson	$3,790,834
29,476	Merck & Co Inc	2,481,290
77,104	Pfizer Inc, (2)	2,770,347
	Total Pharmaceuticals	11,914,769
	Real Estate Management & Development – 0.1%
1,800	Jones Lang LaSalle Inc	250,308
	Road & Rail – 0.9%
1,800	Avis Budget Group Inc, (3)	50,868
14,200	Union Pacific Corp, (2)	2,300,116
	Total Road & Rail	2,350,984
	Semiconductors & Semiconductor Equipment – 4.3%
12,418	Analog Devices Inc	1,387,463
60,600	Intel Corp, (2)	3,122,718
11,956	Microchip Technology Inc	1,110,832
9,000	NVIDIA Corp	1,566,630
22,300	QUALCOMM Inc	1,701,044
19,000	Texas Instruments Inc	2,455,560
	Total Semiconductors & Semiconductor Equipment	11,344,247
	Software – 5.9%
6,847	Autodesk Inc, (3)	1,011,302
5,531	CDK Global Inc	265,986
88,064	Microsoft Corp, (2)	12,243,538
34,540	Oracle Corp, (2)	1,900,736
	Total Software	15,421,562
	Specialty Retail – 3.3%
6,662	Best Buy Co Inc	459,612
5,773	Dick's Sporting Goods Inc	235,596
18,000	Home Depot Inc, (2)	4,176,360
19,000	Lowe's Cos Inc	2,089,240
4,818	Tiffany & Co	446,291
21,464	TJX Cos Inc	1,196,403
2,838	Urban Outfitters Inc, (3)	79,720
	Total Specialty Retail	8,683,222
	Technology Hardware, Storage & Peripherals – 4.3%
49,938	Apple Inc	11,184,614
	Textiles, Apparel & Luxury Goods – 0.9%
1,470	Kontoor Brands Inc	51,597
11,252	NIKE Inc, Class B	1,056,788
15,463	Under Armour Inc., Class C, (3)	280,344

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
10,325	VF Corp, (2)	$918,822
	Total Textiles, Apparel & Luxury Goods	2,307,551
	Tobacco – 0.7%
19,500	Altria Group Inc	797,550
13,300	Philip Morris International Inc	1,009,869
	Total Tobacco	1,807,419
	Trading Companies & Distributors – 0.4%
3,500	WW Grainger Inc	1,040,025
	Total Long-Term Investments (cost $121,601,331)	261,561,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$2,041	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $2,041,353, collateralized $1,800,000 U.S. Treasury Notes, 2.875%, due 5/15/43, value $2,082,690	0.850%	10/01/19	$2,041,305
	Total Short-Term Investments (cost $2,041,305)			2,041,305
	Total Investments (cost $123,642,636) – 100.8%			263,602,711
	Other Assets Less Liabilities – (0.8)% (4)			(2,093,657)
	Net Assets Applicable to Common Shares – 100%			$261,509,054
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Put	(18)	$(5,130,000)	$2,850	10/18/19	$(18,540)
S&P 500® Index	Call	(400)	(120,600,000)	3,015	10/18/19	(650,000)
S&P 500® Index	Call	(45)	(13,725,000)	3,050	10/18/19	(22,275)
Total Options Written (premiums received $1,380,798)		(463)	$(139,455,000)			$(690,815)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$261,561,406	$ —	$ —	$261,561,406
Short-Term Investments:
Repurchase Agreements	—	2,041,305	—	2,041,305
Investments in Derivatives:
Options Written	(690,815)	—	—	(690,815)
Total	$260,870,591	$2,041,305	$ —	$262,911,896

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
REIT	Real Estate Investment Trust
S&P	Standard & Poor's